Document And Entity Information	Apr. 26, 2024
Document Information [Line Items]
Entity, Registrant Name	REPUBLIC FIRST BANCORP, INC.
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	Apr. 26, 2024
Entity, Incorporation, State or Country Code	PA
Entity, File Number	000-17007
Entity, Tax Identification Number	23-2486815
Entity, Address, Address Line One	50 South 16th Street, Suite 2400
Entity, Address, City or Town	Philadelphia
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	19102
City Area Code	215
Local Phone Number	735-4422
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000834285